Subordinated liabilities	12 Months Ended
Dec. 31, 2017
Subordinated liabilities
Subordinated liabilities

22. Subordinated liabilities

a)	Breakdown

The breakdown of the balance of Subordinated liabilities is as follows:

				12/31/2017
				Outstanding
				Issue Amount	Annual
Type	Currency of Issue	12/31/2016	12/31/2017	in Foreign Currency	Interest Rate (%)

Tier II Subordinated Capital Notes	USD	27,278	26,054	1,300,000,000	5.95
Subordinated Additional Tier I Capital Notes	USD	10,298	9,831	500,000,000	8.50
	Balance at year-end	37,576	35,885

Note 44.a. includes a breakdown of the remaining maturity of Subordinated liabilities. Additionally, Note 44.d. includes the fair value amounts of these liabilities.

b)   Changes

The changes in Subordinated liabilities were as follows:

	2016	2017
Beginning balance (million USD)	1,321	1,822
Issues	500	—
Of which:
Banco Santander México, S.A.	500	—
Transaction costs and accrued interest	1	3
Balance at year-end (million USD)	1,822	1,825
Exchange rate per one USD as of December 31,	20.6194	19.6629
Balance at year-end (million pesos)	37,576	35,885

c)   Other disclosures

Tier II Subordinated Capital Notes

On December 27, 2013, the Bank issued debt securities denominated as Tier II Subordinated Capital Notes in the amount of 1,300 million USD equivalent to 1,300,000 securities with a nominal value of 1,000 USD each with a ten-year maturity (January 30, 2024) and with an option to be prepaid in year five. The instruments were issued in accordance with Rule 144A and Regulation S of the US Securities Act of 1933, as amended, with a discount of 10 million USD. Interest will be paid semiannually, on January 30 and July 30, respectively, beginning July 30, 2014. The instruments bear interest at an initial rate of 5.95% a year during the first five years.

The main features of this issue are as follows:

a)

If notes are not redeemed in year five, the interest rate for the second five-year period shall be based on the interest rate on US five-year Treasury Notes in effect at that moment plus the spread defined in the offering memorandum.

b)	Loss absorption mechanism through a write-down of the issue being the trigger event a computation of the Bank’s Basic Capital index of 4.5%.
c)	Partial write-down until the Bank achieves a Basic Capital index of 7.0%.
d)	When the Bank computes a Basic Capital index of 8.0%:

Possible deferral of principal or interest or other remedies determined by the CNBV.

Possible write-down due to breach of remediation.

Possible early prepayment in an event of non-deductibility of interest or by the increase in the applicable withholding tax led by the consideration of the notes issued as Tier II Complementary Capital.

Subordinated Additional Tier 1 Capital Notes

On December 29, 2016, the Bank issued Subordinated Additional Tier 1 Capital Notes for an amount of 500 million USD. Subordinated Additional Tier 1 Capital Notes are convertible into common shares “F” Series and are callable (either fully or partially) at par in cash at the first call date (January 20, 2022) and subsequently every interest payment date. Interests are non-cumulative and fully discretionary. Some trigger events originate the cancellation of interest payment.

Additional characteristics of the Subordinated Additional Tier 1 Capital Notes are as follows:

•	Automatically convertible into common shares when the Common Equity Tier I (CET I) or Basic Capital is equal to or below 5.125% (among other trigger events) at Conversion price (defined below).
•	Conversion price: The conversion price shall be, if the common shares are:
i.	traded on the Mexican Stock Exchange, the higher of:
a.

the weighted average volume of the ordinary shares closing price on the Mexican Stock Exchange for the thirty consecutive business days immediately preceding the conversion date, with each closing price for the thirty consecutive business days being converted from pesos into USD at the then prevailing exchange rate; or;

b.	the floor price of 20.30 pesos converted into USD at the then-prevailing exchange rate.
ii.	not traded on the Mexican Stock Exchange, the floor price of 20.30 pesos converted into USD at the then-prevailing exchange rate.
•

Subordinated Additional Tier 1 Capital Notes will accrue interest on an annual rate of 8.5% (subject to not being called in advance at the first call date or if the automatic conversion occurs), which will reset every five years considering the current five-year T-BILL interest rate plus the original credit spread. Interest payments will be recognized as a reduction of Accumulated reserves.

•

Fully callable in advance if the Subordinated Additional Tier 1 Capital Notes: i) fail to be considered as Fundamental Basic Capital, ii) interests are considered non-deductible for tax purposes or iii) the applicable withholding tax increases.

•	Any call in advance must be authorized by the Central Bank.

This issue was privately acquired in its entirety by our Parent company and therefore is not registered in any securities registry. This is an issue with the same characteristics of the issuance of Perpetual Subordinated Non-Preferred Contingent Convertible Additional Tier 1 Capital Notes that our Parent company made on the same date.

These Subordinated Additional Tier 1 Capital Notes are accounted for as a compound instrument with both liability and equity components (that arises from the contingent settlement provision and from the right of the holders to receive discretional interest payments, respectively). The payment of discretionary interest is recorded to Accumulated reserves.

The liability component is recognized at the par value of the Subordinated Additional Tier 1 Capital Notes and is then deducted from the fair value of the compound financial instrument as a whole to arrive at the value of the equity component. A zero balance to the equity component is assigned, since there is an obligation to pay the full redemption amount and cannot avoid settlement in cash or another financial asset for the full redemption amount.

In addition, an embedded derivative arises from the call option features on the Subordinated Additional Tier 1 Capital Notes within five years subsequent to the issuance date and on every interest payment date thereafter. This call option is deemed to be closely related to the Subordinated Additional Tier 1 Capital Notes and is not accounted for separately.

d)   Reconciliation of liabilities arising from financing activities

Tier II Subordinated Capital Notes

The table below details changes in the Bank’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Bank’s consolidated statement of cash flows as cash flows from financing activities.

				Non-cash changes
						Foreign
	January 1, 2017	Cash flows		Accrued	Transaction	exchange	12/31/2017
Type				interest	costs	movements

Tier II Subordinated Capital Notes	27,278	(803)		825	33	(1,279)	26,054
Subordinated Additional Tier I Capital Notes	10,298	—	(*)	—	12	(479)	9,831
Balances at	37,576	(803)		825	45	(1,758)	35,885

(*) The Bank paid 635 million pesos related to interests on the Subordinated Additional Tier I Capital Notes, which are recognized against Accumulated reserves within shareholders’ equity.